Microsoft Word 10.0.3416;
                                                     May 15, 2003

VIA EDGAR SYSTEM
----------------
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re: The Parnassus Income Trust
                  File Nos. 33-36065 and 811-6673
                  Rule 497(j) Certification

Ladies & Gentlemen:

         The undersigned officer of the Parnassus Income Trust (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

         1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 14 to Form N-1A Registration Statement filed by the Company on April 18, 2003, which is the most recent amendment to such registration statement; and

         2. that the text of Post-Effective Amendment No. 14 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 18, 2003.

                                     Very truly yours,
                                     THE PARNASSUS INCOME TRUST
                                     By: /s/ Jerome L. Dodson
                                     ------------------------------------
                                     Jerome L. Dodson
                                     President